Other Financial Liabilities	6 Months Ended
Jun. 30, 2020
Other Financial Liabilities
Other Financial Liabilities	Other financial liabilities
in EUR thousands	June 30, 2020	December 31, 2019
Purchase price liability (earn-out and start-up costs)	16,956	14,720
Current financial liabilities	74	99